CBRE Clarion Global Real Estate Income Fund

(Effective October 7, 2021, the name of the Trust changed to CBRE Global Real Estate Income Fund)

Portfolio of Investments (unaudited)

September 30, 2021

Shares		Market Value

	Real Estate Securities* - 126.1%

	Common Stock - 118.6%

	Australia - 4.6%

1,178,512	Dexus	$9,194,023
665,063	Goodman Group	10,415,255
1,142,957	Ingenia Communities Group	5,482,085
5,758,871	Mirvac Group	12,438,166
9,803,058	Vicinity Centres	11,825,673

		49,355,202

	Belgium - 1.4%

147,379	Shurgard Self Storage SA	8,087,612
165,831	Warehouses De Pauw CVA	6,726,644

		14,814,256

	Canada - 2.4%

219,878	Boardwalk Real Estate Investment Trust	8,207,783
151,916	Canadian Apartment Properties REIT	7,088,254
818,500	H&R Real Estate Investment Trust	10,098,398

		25,394,435

	France - 0.6%

93,992	Unibail-Rodamco-Westfield (a)	6,930,256

	Germany - 5.9%

293,937	ADLER Group SA	5,007,677
534,227	alstria office REIT-AG	9,726,727
157,643	Grand City Properties SA	3,935,365
172,977	LEG Immobilien SE	24,497,641
329,326	Vonovia SE	19,808,796

		62,976,206

	Hong Kong - 5.7%

3,140,000	Hang Lung Properties Ltd.	7,163,636
3,943,070	Link REIT	33,810,116
2,217,000	New World Development Co. Ltd.	9,070,601
4,382,000	Swire Properties Ltd.	10,987,859

		61,032,212

	Ireland - 0.8%

6,713,031	Hibernia REIT PLC	9,087,118

	Japan - 10.7%

2,359	Activia Properties, Inc.	9,662,227
7,321	AEON REIT Investment Corp.	9,829,136
1,720	Kenedix Office Investment Corp.	11,823,796
4,112	Kenedix Residential Next Investment Corp.	8,004,718
10,619	LaSalle Logiport REIT	17,845,059
1,084,900	Mitsui Fudosan Co., Ltd.	25,937,448
530,600	Nomura Real Estate Holdings, Inc.	13,876,682
2,593	Sankei Real Estate, Inc.	2,835,277
2,426,392	Tokyu Fudosan Holdings Corp.	15,005,247

		114,819,590

	Mexico - 1.4%

6,890,088	Prologis Property Mexico SA de CV	14,957,674

Shares		Market Value

	Singapore - 4.3%

9,381,444	CapitaLand China Trust	$8,568,791
7,572,912	CapitaLand Integrated Commercial Trust	11,323,668
4,481,800	Capitaland Investment Ltd. (a)	11,224,307
1,626,000	City Developments Ltd.	8,276,120
8,338,000	Keppel REIT	6,510,224

		45,903,110

	Sweden - 2.3%

507,495	Castellum AB	12,442,940
131,216	Catena AB	7,109,336
939,769	Samhallsbyggnadsbolaget i Norden AB	5,207,720

		24,759,996

	United Kingdom - 5.3%

438,333	Big Yellow Group PLC	8,244,819
543,069	Safestore Holdings PLC	7,681,274
1,523,388	Segro PLC	24,546,026
5,003,193	Target Healthcare REIT PLC	7,744,473
3,016,296	Tritax Big Box REIT PLC	8,646,493

		56,863,085

	United States - 73.2%

49,902	Alexandria Real Estate Equities, Inc.	9,534,775
305,332	American Tower Corp.	81,038,166
219,993	Apartment Income REIT Corp.	10,737,858
176,674	Camden Property Trust	26,054,115
241,817	Crown Castle International Corp.	41,911,722
613,743	CubeSmart	29,735,848
134,104	CyrusOne, Inc.	10,380,991
1,077,285	Duke Realty Corp.	51,569,633
12,038	Equinix, Inc.	9,511,585
56,143	Essex Property Trust, Inc.	17,951,163
250,385	Extra Space Storage, Inc.	42,062,176
615,723	Healthcare Trust of America, Inc., Class A	18,262,344
1,217,065	Host Hotels & Resorts, Inc. (a)	19,874,671
390,899	Hudson Pacific Properties, Inc.	10,268,917
1,141,244	Invitation Homes, Inc.	43,743,883
156,377	Life Storage, Inc.	17,942,697
382,200	National Retail Properties, Inc.	16,507,218
308,731	Pebblebrook Hotel Trust	6,918,662
696,892	Piedmont Office Realty Trust, Inc., Class A	12,146,828
437,044	Prologis, Inc.	54,818,429
271,200	Realty Income Corp.	17,590,032
251,712	Regency Centers Corp.	16,947,769
513,368	Simon Property Group, Inc.	66,722,439
731,143	SITE Centers Corp.	11,288,848
585,007	Spirit Realty Capital, Inc.	26,933,722
157,054	Sun Communities, Inc.	29,070,695
1,376,900	Sunstone Hotel Investors, Inc. (a)	16,440,186
388,800	UDR, Inc.	20,598,624
311,065	Ventas, Inc.	17,173,899
225,170	Welltower, Inc.	18,554,008
396,000	Weyerhaeuser Co.	14,085,720

		786,377,623

	Total Common Stock (cost $1,142,450,768)	1,273,270,763

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2021.

CBRE Clarion Global Real Estate Income Fund

(Effective October 7, 2021, the name of the Trust changed to CBRE Global Real Estate Income Fund)

Portfolio of Investments (unaudited) continued

September 30, 2021

Shares		Market Value

	Preferred Stock - 7.5%

	United States - 7.5%

245,403	Digital Realty Trust, Inc., Series J, 5.250%	$6,351,030
301,100	Digital Realty Trust, Inc., Series L, 5.200%	8,189,920
282,200	Federal Realty Investment Trust, Series C, 5.000%	7,187,634
405,900	National Storage Affiliates Trust, Series A, 6.000%	10,638,639
383,644	Pebblebrook Hotel Trust, Series E, 6.375%	9,441,479
541,950	Pebblebrook Hotel Trust, Series F, 6.300%	13,451,199
262,125	Pebblebrook Hotel Trust, Series G, 6.375%	6,697,294
143,517	Rexford Industrial Realty, Inc., Series B, 5.875%	3,758,710
287,077	Summit Hotel Properties, Inc., Series E, 6.250%	7,472,614
265,000	Sunstone Hotel Investors, Inc., Series H, 6.125%	6,852,900

	Total Preferred Stock (cost $74,816,008)	80,041,419

	Total Investments - 126.1% (cost $1,217,266,776)	1,353,312,182

	Liabilities in Excess of Other Assets - (26.1)%	(279,855,353)

	Net Assets - 100.0%	$1,073,456,829

*	Includes U.S. Real Estate Investment Trusts (“REIT”) and Real Estate Operating Companies (“REOC”) as well as entities similarly formed under the laws of non-U.S. countries.
(a)	Non-income producing security.

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2021.

CBRE Clarion Global Real Estate Income Fund

(Effective October 7, 2021, the name of the Trust changed to CBRE Global Real Estate Income Fund)

Portfolio of Investments (unaudited) concluded

September 30, 2021

Securities Valuation

The following is a summary of various inputs used in determining the value of the Trust’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of inputs used as of September 30, 2021.

Assets	Level 1	Level 2	Level 3	Total
Investments in Real Estate Securities

Common Stock
Australia	$49,355,202	$–	$–	$49,355,202
Belgium	14,814,256	–	–	14,814,256
Canada	25,394,435	–	–	25,394,435
France	6,930,256	–	–	6,930,256
Germany	62,976,206	–	–	62,976,206
Hong Kong	61,032,212	–	–	61,032,212
Ireland	9,087,118	–	–	9,087,118
Japan	114,819,590	–	–	114,819,590
Mexico	14,957,674	–	–	14,957,674
Singapore	45,903,110	–	–	45,903,110
Sweden	24,759,996	–	–	24,759,996
United Kingdom	56,863,085	–	–	56,863,085
United States	786,377,623	–	–	786,377,623
Total Common Stock	1,273,270,763	–	–	1,273,270,763

Preferred Stock
United States	80,041,419	–	–	80,041,419
Total Investment in Real Estate Securities	$1,353,312,182	$–	$–	$1,353,312,182

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2021.